INVESTMENTS IN VARIABLE INTEREST ENTITIES (TABLES)	12 Months Ended
Dec. 31, 2011
Investments in Variable Interest Entities [Abstract]
Schedule of Impact On Balance Sheet of Consolidating Variable Interest Entities [Table Text Block]
The following table provides supplemental information about the assets and liabilities of the VIEs which have been consolidated in accordance with authoritative guidance (dollars in millions):

	December 31, 2011
	VIEs	Eliminations	Net effect on consolidated balance sheet
Assets:
Investments held by variable interest entities	$496.3	$—	$496.3
Notes receivable of VIEs held by insurance subsidiaries	—	(45.3)	(45.3)
Cash and cash equivalents held by variable interest entities	74.4	—	74.4
Accrued investment income	1.7	—	1.7
Income tax assets, net	6.8	(1.4)	5.4
Other assets	7.7	—	7.7
Total assets	$586.9	$(46.7)	$540.2
Liabilities:
Other liabilities	$30.3	$(.1)	$30.2
Borrowings related to variable interest entities	519.9	—	519.9
Notes payable of VIEs held by insurance subsidiaries	49.3	(49.3)	—
Total liabilities	$599.5	$(49.4)	$550.1

	December 31, 2010
	VIEs	Eliminations	Net effect on consolidated balance sheet
Assets:
Investments held by variable interest entities	$420.9	$—	$420.9
Notes receivable of VIEs held by insurance subsidiaries	—	(96.8)	(96.8)
Cash and cash equivalents held by variable interest entities	26.8	—	26.8
Accrued investment income	1.4	(4.8)	(3.4)
Income tax assets, net	20.9	(6.5)	14.4
Other assets	15.9	—	15.9
Total assets	$485.9	$(108.1)	$377.8
Liabilities:
Other liabilities	$22.0	$(4.6)	$17.4
Borrowings related to variable interest entities	386.9	—	386.9
Notes payable of VIEs held by insurance subsidiaries	115.6	(115.6)	—
Total liabilities	$524.5	$(120.2)	$404.3

Supplemental Information, Revenues and Expenses of Variable Interest Entities [Table Text Block]
The following table provides supplemental information about the revenues and expenses of the VIEs which have been consolidated in accordance with authoritative guidance, after giving effect to the elimination of our investment in the VIEs and investment management fees earned by a subsidiary of the Company (dollars in millions):

	2011	2010	2009
Revenues:
Net investment income – policyholder and reinsurer accounts and other special-purpose portfolios	$18.8	$20.1	$13.4
Fee revenue and other income	1.2	.6	.3
Total revenues	20.0	20.7	13.7
Expenses:
Interest expense	11.8	12.9	12.7
Other operating expenses	.7	.6	.2
Total expenses	12.5	13.5	12.9
Income before net realized investment losses and income taxes	7.5	7.2	.8
Net realized investment losses	(1.3)	(3.7)	(14.2)
Income (loss) before income taxes	$6.2	$3.5	$(13.4)

Variable Interest Entities, Fair Value by Contractual Maturity [Table Text Block]
The following table sets forth the amortized cost and estimated fair value of those investments held by the VIEs with unrealized losses at December 31, 2011, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due after one year through five years	$207.7	$202.6
Due after five years through ten years	182.9	180.3
Total	$390.6	$382.9
The following table sets forth the amortized cost and estimated fair value of the investments held by the VIEs at December 31, 2011, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due after one year through five years	$271.9	$267.8
Due after five years through ten years	230.6	228.5
Total	$502.5	$496.3

Carrying Values of Investments Held by Variable Interest Entities [Table Text Block]
The following table summarizes the carrying values of the investments held by the VIEs by category as of December 31, 2011 (dollars in millions):

	Carrying value	Percent of fixed maturities	Gross unrealized losses	Percent of gross unrealized losses
Cable/media	$66.0	13.3%	$.9	11.2%
Healthcare/pharmaceuticals	60.0	12.1	1.8	23.1
Technology	46.8	9.4	.5	6.1
Food/beverage	37.5	7.6	.3	3.6
Autos	31.1	6.3	.2	3.0
Brokerage	20.5	4.1	.3	3.9
Consumer products	20.1	4.1	.7	8.6
Gaming	19.6	3.9	.2	2.5
Retail	18.4	3.7	.1	1.5
Chemicals	17.1	3.4	.2	2.0
Insurance	16.5	3.3	.2	2.0
Telecom	16.1	3.2	.2	3.0
Paper	15.6	3.1	.1	1.8
Capital goods	14.8	3.0	.2	2.0
Entertainment/hotels	14.7	3.0	.7	9.8
Aerospace/defense	12.8	2.6	.1	1.1
Transportation	7.0	1.4	.1	1.7
Real estate/REITs	6.8	1.4	.1	1.7
Building materials	6.8	1.4	—	.7
Metals and mining	6.0	1.2	—	—
Other	42.1	8.5	.8	10.7
Total	$496.3	100.0%	$7.7	100.0%